Calvert
Mid-Cap Fund
December 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Automobile Components — 2.6%
Dorman Products, Inc.(1)	45,398	$ 5,881,311
		$ 5,881,311
Banks — 2.8%
Commerce Bancshares, Inc.	53,035	$ 3,304,611
First Financial Bankshares, Inc.	79,284	2,858,188
		$ 6,162,799
Biotechnology — 1.6%
Neurocrine Biosciences, Inc.(1)	25,840	$ 3,527,160
		$3,527,160
Building Products — 3.4%
A.O. Smith Corp.	39,813	$2,715,645
AZEK Co., Inc.(1)	101,219	4,804,866
		$7,520,511
Capital Markets — 4.9%
LPL Financial Holdings, Inc.	12,621	$4,120,883
Tradeweb Markets, Inc., Class A	52,463	6,868,456
		$10,989,339
Chemicals — 1.7%
Quaker Chemical Corp.	26,384	$3,713,812
		$3,713,812
Commercial Services & Supplies — 3.8%
Copart, Inc.(1)	116,805	$6,703,439
Rentokil Initial PLC ADR(2)	68,682	1,739,028
		$8,442,467
Communications Equipment — 3.0%
Motorola Solutions, Inc.	14,659	$6,775,830
		$6,775,830
Consumer Staples Distribution & Retail — 2.9%
Casey's General Stores, Inc.	3,940	$1,561,146
U.S. Foods Holding Corp.(1)	71,831	4,845,719
		$6,406,865
Containers & Packaging — 3.1%
AptarGroup, Inc.	38,336	$6,022,585
Avery Dennison Corp.	5,222	977,193
		$6,999,778
Security	Shares	Value
Distributors — 0.8%
LKQ Corp.	46,312	$ 1,701,966
		$ 1,701,966
Electric Utilities — 2.5%
Alliant Energy Corp.	94,069	$ 5,563,241
		$ 5,563,241
Electrical Equipment — 2.8%
AMETEK, Inc.	34,813	$ 6,275,391
		$ 6,275,391
Electronic Equipment, Instruments & Components — 2.9%
CDW Corp.	13,164	$2,291,063
TE Connectivity PLC	29,319	4,191,737
		$6,482,800
Ground Transportation — 1.5%
Landstar System, Inc.	19,662	$3,379,111
		$3,379,111
Health Care Equipment & Supplies — 5.0%
Cooper Cos., Inc.(1)	37,358	$3,434,321
IDEXX Laboratories, Inc.(1)	9,618	3,976,466
Teleflex, Inc.	20,955	3,729,571
		$11,140,358
Hotels, Restaurants & Leisure — 6.0%
Aramark	118,961	$4,438,435
Domino's Pizza, Inc.	4,954	2,079,491
Wyndham Hotels & Resorts, Inc.	67,220	6,775,104
		$13,293,030
Household Durables — 1.3%
NVR, Inc.(1)	358	$2,928,046
		$2,928,046
Household Products — 1.5%
Church & Dwight Co., Inc.	32,533	$3,406,530
		$3,406,530
Industrial REITs — 1.3%
Rexford Industrial Realty, Inc.	77,002	$2,976,897
		$2,976,897
Insurance — 8.8%
American Financial Group, Inc.	26,943	$3,689,305
Arch Capital Group Ltd.	33,108	3,057,524
Kinsale Capital Group, Inc.	5,934	2,760,081
Ryan Specialty Holdings, Inc.	41,517	2,663,731

Calvert
Mid-Cap Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
W.R. Berkley Corp.	42,940	$ 2,512,849
White Mountains Insurance Group Ltd.	2,483	4,829,584
		$ 19,513,074
IT Services — 1.7%
VeriSign, Inc.(1)	18,751	$ 3,880,707
		$ 3,880,707
Life Sciences Tools & Services — 1.3%
Avantor, Inc.(1)	131,612	$ 2,773,065
		$2,773,065
Machinery — 5.5%
Donaldson Co., Inc.	32,877	$2,214,266
Graco, Inc.	45,207	3,810,498
Middleby Corp.(1)	26,556	3,597,010
Nordson Corp.	12,028	2,516,739
		$12,138,513
Multi-Utilities — 2.5%
CMS Energy Corp.	83,171	$5,543,347
		$5,543,347
Pharmaceuticals — 1.6%
Royalty Pharma PLC, Class A	136,338	$3,477,982
		$3,477,982
Professional Services — 2.5%
Dayforce, Inc.(1)(2)	39,313	$2,855,697
Verisk Analytics, Inc.	9,703	2,672,497
		$5,528,194
Residential REITs — 4.5%
Equity LifeStyle Properties, Inc.	87,416	$5,821,905
Mid-America Apartment Communities, Inc.	26,656	4,120,218
		$9,942,123
Semiconductors & Semiconductor Equipment — 3.1%
Entegris, Inc.	13,998	$1,386,642
Microchip Technology, Inc.	32,829	1,882,743
ON Semiconductor Corp.(1)	35,741	2,253,470
Teradyne, Inc.	11,618	1,462,939
		$6,985,794
Software — 1.8%
Tyler Technologies, Inc.(1)	7,108	$4,098,757
		$4,098,757
Security	Shares	Value
Specialized REITs — 1.8%
Lamar Advertising Co., Class A	31,958	$ 3,890,567
		$ 3,890,567
Specialty Retail — 4.5%
Burlington Stores, Inc.(1)	14,367	$ 4,095,457
O'Reilly Automotive, Inc.(1)	4,995	5,923,071
		$ 10,018,528
Trading Companies & Distributors — 3.7%
Core & Main, Inc., Class A(1)	110,983	$ 5,650,145
United Rentals, Inc.	3,764	2,651,512
		$8,301,657
Total Common Stocks (identified cost $176,946,980)		$219,659,550

Short-Term Investments — 1.4%
Affiliated Fund — 1.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(3)	3,137,467	$ 3,137,467
Total Affiliated Fund (identified cost $3,137,467)		$ 3,137,467
Securities Lending Collateral — 0.0%(4)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(5)	66,178	$ 66,178
Total Securities Lending Collateral (identified cost $66,178)		$ 66,178
Total Short-Term Investments (identified cost $3,203,645)		$ 3,203,645
Total Investments — 100.1% (identified cost $180,150,625)		$222,863,195
Other Assets, Less Liabilities — (0.1)%		$ (285,740)
Net Assets — 100.0%		$222,577,455

Calvert
Mid-Cap Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $1,783,983 and the total market value of the collateral received by the Fund was $1,822,545, comprised of cash of $66,178 and U.S. government and/or agencies securities of $1,756,367.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.
(4)	Amount is less than 0.05%.
(5)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at December 31, 2024.
Affiliated Investments
At December 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,137,467, which represents 1.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$6,974,937	$9,115,280	$(12,952,750)	$ —	$ —	$3,137,467	$47,292	3,137,467

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$219,659,550(1)	$ —	$ —	$219,659,550
Short-Term Investments:
Affiliated Fund	3,137,467	—	—	3,137,467
Securities Lending Collateral	66,178	—	—	66,178
Total Investments	$222,863,195	$ —	$ —	$222,863,195

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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